Overview: Acquisition of Aerostar (Details) - Aerostar - MXN ($) $ in Thousands	May 30, 2017	May 26, 2017
Business combinations
Cash paid		$ 726,628
Previous benefit acquired by departure of the previous shareholder		848,923
Share capital	$ 7,877,756
Non-controlling interest	6,302,205
Purchase consideration	$ 15,755,512	$ 1,575,551